Financial assets at fair value through other comprehensive income - Securities (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gains / (Losses)	R$ (3,905)	R$ (612)	R$ (1,534)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(117)	(114)
Gains / (Losses)	(41)	(44)
Purchases	(2)	(5)
Settlements	10	17
Transfer to stage 2	55	38
Cure from stage 2	(21)	(17)
Expected loss, ending balance	(116)	(117)	(114)
Transfer to stage 3		8
Level 1 of fair value hierarchy [member] | Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(36)	(36)
Expected loss, ending balance	(36)	(36)	(36)
Level 1 of fair value hierarchy [member] | Brazilian Government Securities [member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(36)	(36)
Expected loss, ending balance	(36)	(36)	(36)
Level 1 of fair value hierarchy [member] | Government securities - Latin America [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(1)	(1)
Gains / (Losses)	(6)	(2)
Transfer to stage 2		7
Cure from stage 2		(5)
Expected loss, ending balance	(7)	(1)	(1)
Level 1 of fair value hierarchy [member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(1)
Gains / (Losses)	1	(1)
Expected loss, ending balance		(1)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(79)	(77)
Gains / (Losses)	(36)	(41)
Purchases	(2)	(5)
Settlements	10	17
Transfer to stage 2	55	31
Cure from stage 2	(21)	(12)
Expected loss, ending balance	(73)	(79)	(77)
Transfer to stage 3		8
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(3)	(4)
Gains / (Losses)	(1)
Settlements		1
Expected loss, ending balance	(4)	(3)	(4)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(46)	(45)
Gains / (Losses)	(43)	(17)
Purchases		(2)
Settlements	5	4
Transfer to stage 2	54	14
Cure from stage 2	(15)
Expected loss, ending balance	(45)	(46)	(45)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(30)	(27)
Gains / (Losses)	8	(12)
Purchases	(2)	(2)
Settlements	5	6
Transfer to stage 2	1	17
Cure from stage 2	(6)	(12)
Expected loss, ending balance	(24)	(30)	(27)
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Bank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Gains / (Losses)		(12)
Purchases		(1)
Settlements		5
Expected loss, ending balance
Transfer to stage 3		8
Level 1 of fair value hierarchy [member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance		(1)
Settlements		1
Expected loss, ending balance			(1)
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(24)
Gains / (Losses)	(83)	(25)
Purchases	(41)	(8)
Settlements	55	4
Expected loss, ending balance	(127)	(24)
Cure to stage 1	21	17
Transfer from stage 1	(55)	(38)
Transfer to stage 3		26
Level 2 of fair value hierarchy [member] | Government securities - Latin America [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Settlements		2
Expected loss, ending balance
Cure to stage 1		5
Transfer from stage 1		(7)
Level 2 of fair value hierarchy [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(24)
Gains / (Losses)	(83)	(25)
Purchases	(41)	(8)
Settlements	55	2
Expected loss, ending balance	(127)	(24)
Cure to stage 1	21	12
Transfer from stage 1	(55)	(31)
Transfer to stage 3		26
Level 2 of fair value hierarchy [member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(13)
Gains / (Losses)	(86)	(25)
Purchases	(24)
Settlements	49
Expected loss, ending balance	(113)	(13)
Cure to stage 1	15
Transfer from stage 1	(54)	(14)
Transfer to stage 3		26
Level 2 of fair value hierarchy [member] | Corporate Securities [Member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(10)
Gains / (Losses)	2	1
Purchases	(17)	(8)
Settlements	6	2
Expected loss, ending balance	(14)	(10)
Cure to stage 1	6	12
Transfer from stage 1	(1)	(17)
Level 2 of fair value hierarchy [member] | Corporate Securities [Member] | Bank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(1)
Gains / (Losses)	1	(1)
Expected loss, ending balance		(1)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(26)
Gains / (Losses)	(14)
Settlements	26	8
Expected loss, ending balance	(14)	(26)
Transfer from stage 1		(8)
Transfer from stage 2		(26)
Level 3 of fair value hierarchy [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(26)
Gains / (Losses)	(14)
Settlements	26	8
Expected loss, ending balance	(14)	(26)
Transfer from stage 1		(8)
Transfer from stage 2		(26)
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance	(26)
Gains / (Losses)	(14)
Settlements	26
Expected loss, ending balance	(14)	(26)
Transfer from stage 2		(26)
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Bank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Expected loss, beginning balance
Settlements		8
Expected loss, ending balance
Transfer from stage 1		R$ (8)